Segments (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciling information between reportable segments' operating earnings before income taxes
Total segment operating earnings	$ 35,224	$ 28,378	$ 29,540
Interest expense	(2,564)	(2,119)	(1,074)
Interest income	1,725	1,257	385
Other income	1,093	1,959	872
Earnings before income taxes	26,942	26,337	28,026
Components and Sensors [Member]
Reconciling information between reportable segments' operating earnings before income taxes
Total segment operating earnings	26,128	21,356	31,353
Restructuring and restructuring-related charges	(4,501)	(2,649)	(1,010)
EMS [Member]
Reconciling information between reportable segments' operating earnings before income taxes
Total segment operating earnings	9,096	7,022	(1,813)
Restructuring and restructuring-related charges	$ (4,035)	$ (489)	$ (687)